Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ (60)	£ 219	£ 11
Current taxation	1,491	931	711
Deferred taxation	(784)	(848)	(644)
Total tax	707	83	67
UK [member]
Current tax expense (income)
Current tax expense (income)	200	119	(45)
Rest of World [member]
Current tax expense (income)
Current tax expense (income)	£ 1,351	£ 593	£ 745